Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income	$ 8,657	$ 9,451
Items not requiring (providing) cash
Depreciation and amortization	1,013	1,143
(Credit) provision charged to expense	(955)	(1,255)
Gain on sale of available-for-sale securities		(1,250)
Amortization of premiums and discounts on securities-net	533	384
Amortization of intangible assets	150	150
Deferred income taxes	342	112
Originations of loans held for sale	(1,891)	(11,631)
Proceeds from sale of loans held for sale	1,927	11,903
Net gains on sales of loans	(36)	(272)
Expense related to share-based compensation plans	1,005	414
Net loss (gain) or on sale or write-down of foreclosed assets and other repossessed assets	23	(75)
Increase in cash surrender value of bank-owned life insurance	(191)	(441)
Amortization of debt issuance costs	61	61
Changes in
Accrued interest receivable	(1,058)	556
Other assets	(824)	(1,237)
Interest payable and other liabilities	(275)	179
Net cash provided by operating activities	8,481	8,192
Investing Activities
Purchases of available-for-sale securities	(99,992)	(24,371)
Sale of available-for-sale securities	0	12,684
Maturities, prepayments and calls	6,190	20,834
Net change in loans	(10,415)	(10,864)
Mandatory redemption (purchase) of Federal Home Loan Bank Stock	1,205	473
Purchases of bank-owned life insurance		(259)
Purchases of premises and equipment, net	(511)	(777)
Proceeds from sale of premises and equipment	111	620
Proceeds from sales of foreclosed assets	156	451
Net cash (used in) investing activities	(103,256)	(1,209)
Financing Activities
Net increase in deposits	44,777	25,601
Net change in securities sold under repurchase agreements	2,405	2,996
Repurchase of common stock	(767)	(72)
Cash dividends paid	(4,559)	(4,101)
Net cash provided by financing activities	41,856	24,424
(Decrease) Increase in Cash and Cash Equivalents	(52,919)	31,407
Cash and Cash Equivalents, Beginning of Year	82,999	51,592
Cash and Cash Equivalents, End of Year	30,080	82,999
Supplemental cash flow information
Interest paid on deposits and borrowings	3,150	2,182
Federal income taxes paid	230	710
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	$ 3,283	$ 70